Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
0.37 – 0.64 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 0.37	$ 7.5
Warrants Outstanding, Range of Exercise Price	$ 0.64	$ 37.5
Warrants Outstanding, Number Outstanding (in Shares)	13,132,713	86,593
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days	3 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 0.51	$ 8.01
0.37 – 0.64 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	68,985	86,593
Warrants Exercisable, Weighted Average Exercise Price	$ 0.37	$ 8.01
9.75 – 37.50 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	9.75
Warrants Outstanding, Range of Exercise Price	$ 37.5
Warrants Outstanding, Number Outstanding (in Shares)	6,593	889
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 6 days	2 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 14.26	$ 67.5
9.75 – 37.50 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	6,593	889
Warrants Exercisable, Weighted Average Exercise Price	$ 14.26	$ 67.5
67.50 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 67.5
Warrants Outstanding, Number Outstanding (in Shares)	889	8,264
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 2 months 4 days	1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price	$ 67.5	$ 187.5
67.50 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	889	8,264
Warrants Exercisable, Weighted Average Exercise Price	$ 67.5	$ 187.5
187.50 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 187.5	7.5
Warrants Outstanding, Range of Exercise Price		$ 187.5
Warrants Outstanding, Number Outstanding (in Shares)	8,264	95,746
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 21 days	3 years 2 months 23 days
Warrants Outstanding, Weighted Average Exercise Price	$ 187.5	$ 24.06
187.50 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	8,264	95,746
Warrants Exercisable, Weighted Average Exercise Price	$ 187.5	$ 24.06
0.37 – 187.50 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	0.37
Warrants Outstanding, Range of Exercise Price	$ 187.5
Warrants Outstanding, Number Outstanding (in Shares)	13,148,459
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.64
0.37 – 187.50 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	84,731
Warrants Exercisable, Weighted Average Exercise Price	$ 20.4